NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2026

TO THE PROSPECTUS DATED FEBRUARY 27, 2026

The following information supplements and should be read in conjunction with the Funds’ Prospectus.

In connection with the merger of Teachers Advisors, LLC (“TAL”) into Nuveen Asset Management, LLC (“NAM”) that was completed as of close of business on July 31, 2026, the Board of Trustees of Nushares ETF Trust has approved amended and restated sub-advisory agreements, effective on August 1, 2026, between Nuveen Fund Advisors, LLC (“NFAL”), as investment adviser of the Funds, and NAM, pursuant to which NAM will replace TAL as the Funds’ sub-adviser. The amended and restated sub-advisory agreements are substantially similar in all material respects to the prior sub-advisory agreements with TAL. NAM and TAL are both affiliates of NFAL and are subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America (“TIAA”). There are no changes to the Funds’ portfolio management teams, investment objectives, principal investment strategies, principal risks, or fees and expenses related to the merger.

Accordingly, all references to Teachers Advisors, LLC are deleted and replaced with Nuveen Asset Management, LLC in the Funds’ Prospectus.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-GLIE-0826P

NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED FEBRUARY 27, 2026

The following information supplements and should be read in conjunction with the Funds’ SAI.

In connection with the merger of Teachers Advisors, LLC (“TAL”) into Nuveen Asset Management, LLC (“NAM”) that was completed as of close of business on July 31, 2026, the Board of Trustees of Nushares ETF Trust has approved amended and restated sub-advisory agreements, effective on August 1, 2026, between Nuveen Fund Advisors, LLC (“NFAL”), as investment adviser of the Funds, and NAM, pursuant to which NAM will replace TAL as the Funds’ sub-adviser. The amended and restated sub-advisory agreements are substantially similar in all material respects to the prior sub-advisory agreements with TAL. NAM and TAL are both affiliates of NFAL and are subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America (“TIAA”). There are no changes to the Funds’ portfolio management teams, investment objectives, principal investment strategies, principal risks, or fees and expenses related to the merger.

Accordingly, effective August 1, 2026, all references to Teachers Advisors, LLC or TAL are deleted and replaced with Nuveen Asset Management, LLC or NAM in the Funds’ SAI.

In addition, effective August 1, 2026, the “Sub-Adviser” section of the Funds’ SAI is deleted entirely and replaced with the following:

The Adviser has selected its affiliate, Nuveen Asset Management, LLC, located at 333 West Wacker Drive, Chicago, Illinois 60606, to serve as sub-adviser of each Fund. The Adviser pays the Sub-Adviser a portfolio management fee out of the advisory fee paid to the Adviser for its services to each Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and NAM are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

PLEASE KEEP THIS WITH YOUR FUND’S SAI

FOR FUTURE REFERENCE

NGN-GLIESAI-0826P